CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
General and administrative expenses	$ 1,113,342	$ 184,615	$ 185,615	$ 1,518,286
Loss from operations	(1,113,342)	(184,615)	(185,615)	(1,518,286)
Other income (expense):
Interest earned on marketable securities held in Trust Account	138,117	96,143	96,143	142,997
Unrealized gain (loss) on marketable securities held in Trust Account	(106,039)	41,496	41,496	2,231
Change in fair value of warrant liabilities	(13,174,144)	613,900	613,900	(2,284,340)
Transaction costs associated with the Initial Public Offering	0	(671,901)	(671,901)	0
Total other income (expense), net	(13,142,066)	79,638	79,638	(2,139,112)
Loss before income taxes	(14,255,408)	(104,977)	(105,977)	(3,657,398)
Provision for income taxes	0	(8,714)	(8,714)	0
Net loss	$ (14,255,408)	$ (113,691)	$ (114,691)	$ (3,657,398)
Class A common stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in shares)	27,600,000	25,780,220	10,761,468	27,600,000
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)
Class B common stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in shares)	6,900,000	6,840,659	6,350,917	6,900,000
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)